Components of Share-Based Compensation Expense for Restricted Shares Issued to Employees in Absolute Amount and as Percentage of Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Restricted Share USD ($)	Dec. 31, 2013 Restricted Share CNY	Dec. 31, 2012 Restricted Share CNY	Dec. 31, 2011 Restricted Share CNY	Dec. 31, 2013 Restricted Share Cost of services USD ($)	Dec. 31, 2013 Restricted Share Cost of services CNY	Dec. 31, 2012 Restricted Share Cost of services CNY	Dec. 31, 2011 Restricted Share Cost of services CNY	Dec. 31, 2013 Restricted Share Research and product development expenses USD ($)	Dec. 31, 2013 Restricted Share Research and product development expenses CNY	Dec. 31, 2012 Restricted Share Research and product development expenses CNY	Dec. 31, 2011 Restricted Share Research and product development expenses CNY	Dec. 31, 2013 Restricted Share Sales and marketing expenses USD ($)	Dec. 31, 2013 Restricted Share Sales and marketing expenses CNY	Dec. 31, 2012 Restricted Share Sales and marketing expenses CNY	Dec. 31, 2011 Restricted Share Sales and marketing expenses CNY	Dec. 31, 2013 Restricted Share General and administrative expenses USD ($)	Dec. 31, 2013 Restricted Share General and administrative expenses CNY	Dec. 31, 2012 Restricted Share General and administrative expenses CNY	Dec. 31, 2011 Restricted Share General and administrative expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Net revenue	$ 389,096,022	2,355,470,585	2,151,894,567	1,792,217,309
Share-based compensation expense	$ 11,199,447	67,798,091	119,892,890	29,335,181	$ 11,086,774	67,116,004	117,527,277	18,402,112	$ 543,884	3,292,513	7,734,430	1,797,223	$ 6,603,510	39,975,667	70,702,798	11,771,687	$ 250,514	1,516,537	2,876,901	518,445	$ 3,688,866	22,331,287	36,213,148	4,314,757
Percentage of total revenue	100.00%	100.00%
Percentage of share-base compensation					2.85%	2.85%			0.14%	0.14%			1.70%	1.70%			0.06%	0.06%			0.95%	0.95%